May 27, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549

Re:	Harding, Loevner Funds, Inc. (the “Fund”)
333-09341, 811-07739

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, please accept this letter on behalf of the Fund as certification that the Prospectuses and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 23 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A.  The Amendment was filed electronically on May 23, 2008. Please call the undersigned at (617) 662-1745 with any questions you may have regarding this filing.

Very truly yours,

/s/ Tracie A. Coop
Tracie A. Coop
Assistant Secretary